Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Consolidated Statement of Income (Loss) and Comprehensive Income [Abstract]
Net income	$ 2,793	$ 2,824
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	134	339
Reclassification to earnings of net loss/(gain)	9	(6)
Changes in allowance for credit losses recognized in earnings	(1)	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(35)	(85)
Reclassification to earnings of net loss/(gain)	2	3
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	109	250
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	5,219	(3,883)
Net gain/(loss) on hedges	(3,576)	2,432
Income taxes relating to:
Net gain/(loss) on hedges	993	(676)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	2,636	(2,127)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	1,489	275
Reclassification to earnings of loss/(gain)	(1,184)	2,440
Income taxes relating to:
Change in gain/(loss)	(381)	(89)
Reclassification to earnings of loss/(gain)	281	(658)
Net change in gain/(loss) on derivatives designated as cash flow hedges	205	1,968
Share of other comprehensive income (loss) from investment in Schwab	(338)	882
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	23	(227)
Income taxes	(5)	63
Remeasurement gain/(loss) on employee benefit plans	18	(164)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	14	200
Income taxes	(3)	(54)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	11	146
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(10)	(54)
Income taxes	3	15
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(7)	(39)
Total other comprehensive income (loss)	2,634	916
Total comprehensive income (loss)	5,427	3,740
Attributable to:
Common shareholders	5,341	3,666
Preferred shareholders and other equity instrument holders	$ 86	$ 74